Related Party Transactions (Tables)	9 Months Ended
Sep. 30, 2022
Related Party Transactions [Abstract]
Schedule of Related Party Transactions and Balances with Major Related Parties

a) The table below sets forth the major related parties and their relationships with the Group:

Name of related parties	Relationship with the Group
Baidu and its subsidiaries (“Baidu Group”)	The Company’s controlling shareholder and its subsidiaries

Others	Equity investees (Note 4)

b) The Group had the following related party transactions with the major related parties:

	For the nine months ended September 30,
	2021	2022	2022
	RMB	RMB	US$

Membership services
Membership services revenue earned from memberships sold to Baidu Group	—	30,243	4,251
Membership services revenue earned from memberships sold by Others	2,600	525	74
Online advertising revenues
Advertising services provided to Baidu Group	90,696	47,019	6,610
Advertising services provided to Others	127,353	156,548	22,007
Content distribution revenues
Content licensed to Others (i)	328,208	89,071	12,521
Other revenues
Other services provided to Baidu Group	11,740	1,302	183
Others	38,011	23,617	3,320
	598,608	348,325	48,966
Cost of revenues
License fees to Baidu Group	8,149	6,109	859
Bandwidth fees to Baidu Group	711,655	501,248	70,464
Others (ii)	213,587	159,190	22,379
Selling, general and administrative
Advertising services provided by Baidu Group	8,841	22,669	3,187
Others	9,657	24,335	3,421
Research and development
Services fee to Others	—	1,651	232
	951,889	715,202	100,542

(i) The transactions mainly represent revenues derived from content distributed to two equity method investees, Investee A and Investee B.

(ii) The transactions mainly represent revenue sharing arrangements with various equity investees.

For the nine months ended September 30, 2021 and 2022, the Group purchased content from equity investees for total amounts of RM1,652,949 and RMB941,753 (US$132,390), respectively.

c) The Group had the following related party balances with the major related parties:

Except for the non-trade balances disclosed below, amounts due from/due to related parties as of December 31, 2021 and September 30, 2022 relate to transactions arising from the ordinary and usual course of business of the Group and were trade in nature.

	As of
	December 31,	September 30,	September 30,
	2021	2022	2022
	RMB	RMB	US$
Amounts due from related parties, current:
Due from Baidu Group (i)	34,894	14,809	2,082
Due from Others (ii)	120,618	55,621	7,819
	155,512	70,430	9,901
Amounts due from related parties, non-current:
Due from Others (ii)	81,000	114,000	16,026
	81,000	114,000	16,026

	As of
	December 31,	September 30,	September 30,
	2021	2022	2022
	RMB	RMB	US$
Amounts due to related parties, current:
Loans due to Baidu Group (iii)	50,000	700,000	98,404
Due to Baidu Group (iv)	1,402,493	1,837,255	258,278
Deferred revenue in relation to services to be provided to an equity investee (v)	211,802	115,759	16,273
Due to Others (vi)	969,794	666,664	93,718
	2,634,089	3,319,678	466,673
Amounts due to related parties, non-current:
Loans due to Baidu Group (iii)	650,000	—	—
Due to Baidu Group (iv)	2,989	2,029	285
Deferred revenue in relation to services to be provided to an equity investee (v)	127,591	102,977	14,477
Due to Others	35	50	7
	780,615	105,056	14,769

(i) The balance mainly represents amounts due from Baidu Group for advertising, membership and other services.

(ii) The balance mainly represents amounts due from or advances made to equity investees for content distribution services and other services.

(iii) The total outstanding balance represents a non-trade interest-free loan of RMB50,000, which is due on demand and a non-trade interest-free loan of RMB650,000 provided by Baidu in January 2018 that will mature in January 2023.

(iv) The balance mainly represents amounts owed to Baidu for bandwidth and cloud services provided to the Group.

(v) The balance represents deferred revenue in relation to content distribution, licenses of intellectual property and traffic support services to be provided to investee A.

(vi) The balance mainly represents amounts owed to the Group’s equity investees for licensed copyrights and advances made for online advertising services.